SCHEDULE OF DETAILS OF THE WARRANTS TREATED AS EQUITY (Details)		Sep. 30, 2024 $ / shares	Sep. 30, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of warrants treated as equity | shares			1,463,208
Fair value of warrants equity treatment | $			$ 3,776,428
Range 2 [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options	[1],[2]		$ 5.6925
Number of warrants treated as equity | shares	[2]		540,541
Fair value of warrants equity treatment | $	[2]		$ 2,589,281
Range 1 [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options	[3]	$ 4.4025
Number of warrants treated as equity | shares	[4]		256,000
Fair value of warrants equity treatment | $	[4]		$ 1,187,147
Range 5 [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options	[2]		$ 5.625
Range 6 [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options	[2]		5.12
Range 3 [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options	[5]		$ 0.003
Number of warrants treated as equity | shares	[6]		666,667
Fair value of warrants equity treatment | $	[6]

[1]	The warrant terms were amended and warrants were reclassified to equity August 7,2024
[2]	The warrants expire April 29, 2029. These were moved from derivative liability August 7, 2024.
[3]	The warrants expire February 26, 2029.
[4]	The warrants expire October 30, 2028. These were moved from derivative liability August 7, 2024.
[5]	The warrants have no expiry date. They were exercised January 5, 2024.
[6]	The warrants expire August 21, 2029.